Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500 at December 31, 2025 and 2024:

	2025	2024
Statements of net assets available for benefits:
Net assets available for benefits per the financial statements	$1,920,398,216	$1,518,156,186
Less: Amounts allocated to withdrawing participants	(101,793)	(38,618)
Net assets available for benefits per the Form 5500, at fair value	$1,920,296,423	$1,518,117,568

The following is a reconciliation of benefits paid to and withdrawals by participants per the financial statements to Form 5500 for the year ended December 31, 2025:

Benefits paid to and withdrawals by participants per the financial statements	$140,314,421
Add: Amounts allocated to withdrawing participants and accrued on Form 5500	101,793
Less: Prior year amounts allocated to withdrawing participants	(38,618)
Benefits paid to participants per Form 5500	$140,377,596

Amounts allocated to withdrawing participants are recorded on Form 5500 for benefit distributions that have been processed and approved for payment prior to December 31, 2025 but not reflected as paid as of that date.

The following is a reconciliation of the decrease in net assets available for benefits per the financial statements to Form 5500 for the year ended December 31, 2025:

Statement of changes in net assets available for benefits:
Increase in net assets before plan transfers per the financial statements	$400,628,642
Less: Amounts allocated to withdrawing participants	(63,175)
Net gain per Form 5500	$400,565,467